Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022
Liquidity And Managements Plan [Abstract]
Net loss	$ 7,639	$ 95,255
Accumulated deficit	154,870	147,231
Cash used in operating activities	3,360	23,760
Cash and cash equivalents	2,155	513
Convertible debentures			$ 28,000	$ 28,000
Initially intended capital amount	$ 300,000	$ 300,000